RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 477	$ 542	$ 490	$ 583	$ 583
Provision (benefit)	13	1	37	29	48
Charge-offs, net of recoveries	(19)	(24)	(52)	(65)	(100)
Foreign currency translation and other	(21)	(11)	(25)	(39)	(41)
Ending balance	450	508	450	508	490
Ending Balance: Individually Evaluated for Impairment	311	360	311	360	339
Ending Balance: Collectively Evaluated for Impairment	139	148	139	148	151
Ending Balance	18,455	18,366	18,455	18,366	19,167
Ending Balance: Individually Evaluated for Impairment	560	659	560	659	673
Ending Balance: Collectively Evaluated for Impairment	17,895	17,707	17,895	17,707	18,494
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	319	349	326	383	383
Provision (benefit)	11	13	34	38	53
Charge-offs, net of recoveries	(17)	(20)	(44)	(60)	(85)
Foreign currency translation and other	(18)	(6)	(21)	(25)	(25)
Ending balance	295	336	295	336	326
Ending Balance: Individually Evaluated for Impairment	188	217	188	217	204
Ending Balance: Collectively Evaluated for Impairment	107	119	107	119	122
Ending Balance	9,002	9,152	9,002	9,152	9,350
Ending Balance: Individually Evaluated for Impairment	319	329	319	329	359
Ending Balance: Collectively Evaluated for Impairment	8,683	8,823	8,683	8,823	8,991
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	158	193	164	200	200
Provision (benefit)	2	(12)	3	(9)	(5)
Charge-offs, net of recoveries	(2)	(4)	(8)	(5)	(15)
Foreign currency translation and other	(3)	(5)	(4)	(14)	(16)
Ending balance	155	172	155	172	164
Ending Balance: Individually Evaluated for Impairment	123	143	123	143	135
Ending Balance: Collectively Evaluated for Impairment	32	29	32	29	29
Ending Balance	9,382	9,140	9,382	9,140	9,749
Ending Balance: Individually Evaluated for Impairment	241	330	241	330	314
Ending Balance: Collectively Evaluated for Impairment	9,141	8,810	9,141	8,810	9,435
Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	0	0	0	0	0
Provision (benefit)	0	0	0	0	0
Charge-offs, net of recoveries	0	0	0	0	0
Foreign currency translation and other	0	0	0	0	0
Ending balance	0	0	0	0	0
Ending Balance: Individually Evaluated for Impairment	0	0	0	0	0
Ending Balance: Collectively Evaluated for Impairment	0	0	0	0	0
Ending Balance	71	74	71	74	68
Ending Balance: Individually Evaluated for Impairment	0	0	0	0	0
Ending Balance: Collectively Evaluated for Impairment	$ 71	$ 74	$ 71	$ 74	$ 68